Reserves - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2007	Dec. 31, 2014
Universal Life and Annuity
Claims and Benefits Payable
Interest rates credited on annuities at guarantee rates	4.50%
Universal Life and Annuity | Minimum
Claims and Benefits Payable
Interest rates credited on annuities at guarantee rates	3.50%
Universal Life and Annuity | Maximum
Claims and Benefits Payable
Interest rates credited on annuities at guarantee rates	4.00%
Universal Life
Claims and Benefits Payable
Crediting interest rates at guaranteed rates	0.00%
Universal Life | Minimum
Claims and Benefits Payable
Crediting interest rates at guaranteed rates	4.00%
Universal Life | Maximum
Claims and Benefits Payable
Crediting interest rates at guaranteed rates	4.10%
Surrender charge grading period	20 years
Global Preneed | Preneed life insurance
Claims and Benefits Payable
Future policy benefit increases tied to inflation (as a percent)	3.00%	3.00%	2.30%
Global Preneed | Preneed life insurance | Minimum
Claims and Benefits Payable
Interest rate assumption	4.70%	4.70%
Percentage of adverse deviation in interest and discount rate for preneed life insurance	0.20%	0.20%
Future policy benefit increases	1.00%	1.00%
Global Preneed | Preneed life insurance | Maximum
Claims and Benefits Payable
Interest rate assumption	7.30%	7.30%
Percentage of adverse deviation in interest and discount rate for preneed life insurance	0.50%	0.50%
Future policy benefit increases	7.00%	7.00%
Global Preneed | Life insurance no longer offered
Claims and Benefits Payable
Period of grading of interest and discount rates		20 years
Global Preneed | Life insurance no longer offered | Minimum
Claims and Benefits Payable
Discount rate	5.30%	5.30%
Period of grading of interest and discount rates	20 years
Global Preneed | Life insurance no longer offered | Maximum
Claims and Benefits Payable
Discount rate	7.50%	7.50%
Global Preneed | Block of pre-1980 traditional life insurance business
Claims and Benefits Payable
Discount rate	8.80%	8.80%
Global Preneed | Preneed annuities
Claims and Benefits Payable
Withdrawal charge percentage	0.00%
Global Preneed | Preneed annuities | Minimum
Claims and Benefits Payable
Surrender charge grading period		0 years
Interest rate assumption	1.00%	1.00%
Withdrawal charge percentage	0.00%	0.00%
Global Preneed | Preneed annuities | Maximum
Claims and Benefits Payable
Surrender charge grading period	7 years	7 years
Interest rate assumption	5.50%	5.50%
Withdrawal charge percentage	7.00%	7.00%
Assurant Health and AEB
Claims and Benefits Payable
Favorable development	$ 39,946	$ 35,046		$ 50,075